UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08349

Name of Fund: BlackRock MuniHoldings Insured Investment Fund (MFL)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock MuniHoldings Insured Investment Fund, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2010

Date of reporting period: 05/31/2010

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2010 (Unaudited)	BlackRock MuniHoldings Insured Investment Fund (MFL)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 3.3%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC):
6.13%, 6/01/34	$4,980	$5,438,957
6.00%, 6/01/39	10,995	11,989,388

		17,428,345

Arizona — 2.6%
State of Arizona, COP, Department of Administration, Series A (AGM):
5.25%, 10/01/24	10,260	11,093,009
5.25%, 10/01/28	2,240	2,373,862
5.00%, 10/01/29	585	606,622

		14,073,493

California — 14.0%
California State Public Works Board, RB, Various Capital Projects, Series G-1 (AGC), 5.25%, 10/01/24	5,000	5,152,250
California State University, RB, Systemwide, Series A (AGM), 5.00%, 11/01/39	4,000	4,038,400
County of Sacramento California, RB, Senior Series A (AGC), 5.50%, 7/01/41	6,600	6,965,310
Los Angeles Community College District California, GO, Election of 2001, Series A (NPFGC), 5.00%, 8/01/32	10,000	10,278,400
Los Angeles Municipal Improvement Corp., Refunding RB, Real Property, Series B (AGC), 5.50%, 4/01/39	2,980	3,146,254
Los Angeles Unified School District California, GO, Series D, 5.25%, 7/01/25	3,485	3,816,946
Manteca Financing Authority California, RB, Manteca Sewer (AGC):
5.63%, 12/01/33	2,450	2,637,744
5.75%, 12/01/36	3,285	3,539,193
San Diego Public Facilities Financing Authority, Refunding RB, Series B (AGC), 5.38%, 8/01/34	4,690	5,002,636
San Jacinto Unified School District, GO, Election of 2006 (AGM), 5.25%, 8/01/32	3,000	3,066,300
State of California, GO, Various Purpose:
(AGC), 5.50%, 11/01/39	15,000	15,695,250

Municipal Bonds	Par (000)	Value

California (concluded)
State of California, GO, Various Purpose (concluded):
(AGM), 5.00%, 6/01/32	$11,245	$11,357,450

		74,696,133

Colorado — 1.2%
Colorado Health Facilities Authority, RB, Hospital, NCMC Inc. Project, Series B (AGM), 6.00%, 5/15/26	5,925	6,611,589

District of Columbia — 0.4%
District of Columbia, Refunding RB, Georgetown University, Series D (BHAC), 5.50%, 4/01/36	1,730	1,875,389

Florida — 41.4%
Alachua County School Board, RB (AMBAC), 5.25%, 7/01/29	2,900	2,980,330
Broward County Educational Facilities Authority, RB, Nova Southeastern University (AGC), 5.00%, 4/01/31	7,900	8,027,427
City of Cape Coral Florida, RB (NPFGC), 5.00%, 10/01/30	1,220	1,241,130
City of Jacksonville Florida, Refunding RB (NPFGC), 5.25%, 10/01/32	7,305	7,415,305
City of Leesburg Florida, RB (NPFGC):
5.25%, 10/01/27	1,105	1,132,901
5.25%, 10/01/34	3,425	3,453,838
City of Miami Beach Florida, RB (NPFGC):
5.25%, 9/01/25	4,400	4,485,228
5.38%, 9/01/30	1,910	1,927,744
City of Orlando Florida, RB, Senior, 6th Cent Contract Payments, Series A (AGC), 5.25%, 11/01/38	715	709,752
City of Sunrise Florida, Refunding RB (AMBAC), 5.20%, 10/01/22	2,250	2,373,930
City of Tallahassee Florida, RB, Florida State University Project, Series A (NPFGC), 5.25%, 8/01/23	1,300	1,321,281
County of Lee Florida, RB, Series A, AMT (AGM), 6.00%, 10/01/29	19,925	20,215,506
County of Miami-Dade Florida, RB, AMT:
(AGM), 5.00%, 10/01/33	10,010	9,727,318
(AGM), 5.13%, 10/01/35	10,605	10,448,894
Miami International Airport, (AGM), 5.50%, 10/01/41	11,400	11,551,278

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
BHAC	Berkshire Hathaway Assurance Corp.
CIFG	CDC IXIS Financial Guaranty
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
FGIC	Financial Guaranty Insurance Co.
GARB	General Airport Revenue Bonds
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
ISD	Independent School District
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK MUNIHOLDINGS INSURED INVESTMENT FUND	MAY 31, 2010	1

Schedule of Investments (continued)	BlackRock MuniHoldings Insured Investment Fund (MFL)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Florida (continued)
County of Miami-Dade Florida, RB, AMT (concluded):
Miami International Airport, (NPFGC), 6.00%, 10/01/29	$8,000	$8,094,080
County of Nassau Florida, RB (NPFGC), 5.13%, 9/01/33	2,675	2,699,931
County of Osceola Florida, RB:
(AMBAC), 5.38%, 10/01/18	3,155	3,376,702
Series A (NPFGC), 5.50%, 10/01/27	5,560	5,691,828
County of St. John’s Florida, RB:
(AGM), 5.00%, 10/01/31	3,200	3,315,104
(AGM), 5.00%, 10/01/35	1,095	1,114,951
(AGM), 5.00%, 10/01/37	5,825	5,994,041
Transportation Improvement (AMBAC), 5.13%, 10/01/32	2,450	2,492,312
County of Taylor Florida, RB (FGIC), 6.00%, 10/01/10 (a)	3,835	3,909,591
Florida Housing Finance Corp., HRB, Waverly Apartments, Series C-1, AMT (AGM), 6.30%, 7/01/30	2,055	2,098,217
Florida Housing Finance Corp., Homeowner Mortgage, Refunding RB, AMT:
Series 2 (NPFGC), 5.75%, 7/01/14	740	741,332
Series 2 (NPFGC), 5.90%, 7/01/29	7,330	7,412,536
Series 4 (AGM), 6.25%, 7/01/22	555	579,631
Florida Housing Finance Corp., RB, Homeowner Mortgage, Series 11, AMT (AGM), 5.95%, 1/01/32	5,705	5,708,936
Jacksonville Port Authority, RB, AMT (AGC), 6.00%, 11/01/38	6,740	6,915,038
Lee County Housing Finance Authority, RB, Multi-County Program, Series A-1, AMT (GNMA), 7.20%, 3/01/33	50	52,549
Miami-Dade County Expressway Authority Florida, RB, Series B (NPFGC), 5.25%, 7/01/27	8,995	9,274,655
Miami-Dade County Expressway Authority Florida, Refunding RB (NPFGC), 5.13%, 7/01/25	12,250	12,457,025
Miami-Dade County Housing Finance Authority Florida, MRB, Marbrisa Apartments Project, Series 2A, AMT (AGM), 6.00%, 8/01/26	2,185	2,232,764
Miami-Dade County IDA, RB (AMBAC):
Airis Miami II LLC Project, AMT, 6.00%, 10/15/19	4,030	3,897,453
BAC Funding Corp. Project, Series A, 5.25%, 10/01/20	3,280	3,389,191
Orange County School Board, COP (AMBAC), 5.50%, 8/01/25	1,300	1,310,114

Municipal Bonds	Par (000)	Value

Florida (concluded)
Orlando & Orange County Expressway Authority, RB, Series B (AMBAC):
5.00%, 7/01/30	$260	$262,954
5.00%, 7/01/35	4,885	4,897,261
Polk County School Board, COP, Master Lease, Series A (AGM), 5.50%, 1/01/25	9,885	10,145,766
St. Lucie County School Board, COP (AGM):
Series A, 5.50%, 7/01/18	1,495	1,572,097
Series C, 5.50%, 7/01/18	1,170	1,230,337
St. Lucie West Services District, RB (NPFGC):
5.25%, 10/01/34	1,720	1,751,115
5.00%, 10/01/38	4,650	4,660,509
St. Lucie West Services District, Refunding RB, Senior Lien (NPFGC), 6.00%, 10/01/22	3,250	3,362,060
Village Center Community Development District, RB, Series A (NPFGC):
5.38%, 11/01/34	10,775	9,540,077
5.13%, 11/01/36	1,750	1,475,058
Volusia County IDA, RB, Student Housing, Stetson University Project, Series A (CIFG), 5.00%, 6/01/35	1,740	1,506,022

		220,173,099

Georgia — 7.5%
Augusta-Richmond County Georgia, RB (AGM), 5.25%, 10/01/39	4,350	4,525,783
City of Atlanta Georgia, RB, General, Subordinate Lien, Series C (AGM), 5.00%, 1/01/33	14,700	14,883,603
County of Fulton Georgia, RB (NPFGC), 5.25%, 1/01/35	3,825	4,009,327
Gwinnett County Hospital Authority, Refunding RB, Gwinnett Hospital System, Series D (AGM), 5.50%, 7/01/41	6,445	6,578,669
Metropolitan Atlanta Rapid Transit Authority, RB, Third Indenture, Series B (AGM), 5.00%, 7/01/34	9,240	9,712,072

		39,709,454

Illinois — 9.2%
Chicago Board of Education Illinois, GO, Refunding, Chicago School Reform Board, Series A (NPFGC), 5.50%, 12/01/26	3,745	4,214,211
Chicago Transit Authority, RB, Federal Transit Administration Section 5309, Series A (AGC), 6.00%, 6/01/26	6,315	7,277,280
City of Chicago Illinois, GO, Refunding, Projects, Series A (AGM):
5.00%, 1/01/28	4,415	4,680,606
5.00%, 1/01/29	6,845	7,207,100

2	BLACKROCK MUNIHOLDINGS INSURED INVESTMENT FUND	MAY 31, 2010

Schedule of Investments (continued)	BlackRock MuniHoldings Insured Investment Fund (MFL)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Illinois (concluded)
City of Chicago Illinois, GO, Refunding, Projects, Series A (AGM) (concluded):
5.00%, 1/01/30	$2,730	$2,856,945
City of Chicago Illinois, RB, General, Third Lien, Series C (AGM), 5.25%, 1/01/35	4,905	5,080,501
City of Chicago Illinois, Refunding RB, Second Lien (NPFGC), 5.50%, 1/01/30	4,075	4,456,257
State of Illinois, RB:
(AGM), 5.00%, 6/15/27	3,000	3,083,340
Build Illinois, Series B, 5.25%, 6/15/26	5,625	6,096,488
Village of Schaumburg Illinois, GO, Series B (NPFGC), 5.00%, 12/01/38	3,785	3,847,528

		48,800,256

Indiana — 2.9%
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	14,105	15,330,724

Iowa — 1.1%
Iowa Finance Authority, Refunding RB, Iowa Health System (AGC), 5.25%, 2/15/29	5,500	5,697,945

Kentucky — 1.6%
Kentucky Municipal Power Agency, RB, Prairie State Project, Series A (BHAC), 5.25%, 9/01/42	4,070	4,226,288
Kentucky State Property & Buildings Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/28	4,000	4,347,960

		8,574,248

Louisiana — 1.4%
Louisiana State Citizens Property Insurance Corp., RB, Series C-3 (AGC), 6.13%, 6/01/25	5,475	6,114,097
New Orleans Aviation Board Louisiana, Refunding RB (AGC), Restructuring GARB:
Series A-1, 6.00%, 1/01/23	500	567,800
Series A-2, 6.00%, 1/01/23	720	817,632

		7,499,529

Maine — 1.0%
City of Portland Maine, RB, General (AGM), 5.25%, 1/01/35	5,235	5,393,830

Municipal Bonds	Par (000)	Value

Maryland — 0.9%
Maryland Health & Higher Educational Facilities Authority, Refunding RB, University of Maryland Medical System:
5.00%, 7/01/34	$2,225	$2,241,065
5.13%, 7/01/39	2,225	2,256,372

		4,497,437

Michigan — 15.0%
City of Detroit Michigan, RB:
Second Lien, Series B (AGM), 6.25%, 7/01/36	6,320	6,925,014
Second Lien, Series B (AGM), 7.00%, 7/01/36	850	982,345
Second Lien, Series B (NPFGC), 5.50%, 7/01/29	7,490	7,562,803
Senior Lien, Series B (AGM), 7.50%, 7/01/33	5,100	6,142,185
System, Second Lien, Series A (BHAC), 5.50%, 7/01/36	20,540	21,326,271
City of Detroit Michigan, Refunding RB:
Second Lien, Series E (BHAC), 5.75%, 7/01/31	6,000	6,428,040
Senior Lien, Series C-1 (AGM), 7.00%, 7/01/27	9,055	10,581,039
Michigan State Building Authority, RB, Facilities Program, Series H (AGM), 5.00%, 10/15/26	1,760	1,814,419
Michigan State Building Authority, Refunding RB, Facilities Program, Series I (AGC):
5.25%, 10/15/22	6,150	6,733,020
5.25%, 10/15/24	2,755	2,960,441
5.25%, 10/15/25	1,435	1,530,126
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	5,780	6,899,239

		79,884,942

Minnesota — 2.1%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	9,900	11,125,026

Nevada — 3.1%
County of Clark Nevada, RB, Las Vegas- McCarran International Airport, Series A (AGC), 5.25%, 7/01/39	16,005	16,293,890

New Jersey — 2.2%
New Jersey EDA, RB, School Facilities Construction, Series Z (AGC), 6.00%, 12/15/34	4,350	4,945,124

BLACKROCK MUNIHOLDINGS INSURED INVESTMENT FUND	MAY 31, 2010	3

Schedule of Investments (continued)	BlackRock MuniHoldings Insured Investment Fund (MFL)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey (concluded)
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health (AGC), 5.50%, 7/01/38	$6,500	$6,925,425

		11,870,549

New York — 4.7%
New York City Transitional Finance Authority, Fiscal 2009, RB:
Series S-3, 5.25%, 1/15/39	5,625	5,989,894
Series S-4 (AGC), 5.50%, 1/15/29	4,000	4,465,000
New York State Dormitory Authority, ERB, Series B, 5.25%, 3/15/38	13,500	14,625,765

		25,080,659

Ohio — 1.5%
Ohio Higher Educational Facility Commission, Refunding RB, Summa Health System, 2010 Project (AGC), 5.25%, 11/15/40	7,725	7,714,340

Oregon — 0.4%
Medford Hospital Facilities Authority, RB, Asante Health System, Series A (AGC), 5.00%, 8/15/40	2,290	2,299,114

Puerto Rico — 1.4%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	6,610	7,421,708

South Carolina — 0.3%
City of Spartanburg South Carolina, RB, System (AGC), 5.00%, 6/01/39	1,700	1,772,607

Texas — 16.9%
City of Dallas Texas, Refunding RB (AGC), 5.25%, 8/15/38	4,000	4,144,520
City of Houston Texas, Refunding RB, Combined, First Lien, Series A (AGC):
6.00%, 11/15/35	12,700	14,607,667
6.00%, 11/15/36	9,435	10,829,304
5.38%, 11/15/38	5,000	5,427,250
County of Bexar Texas, RB, Venue Project, Motor Vehicle Rental (BHAC), 5.00%, 8/15/39	4,120	4,259,874
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, B, 7.25%, 12/01/35	1,500	1,694,955
Lower Colorado River Authority, Refunding RB, LCRA Transmission Services Project (AGC), 5.50%, 5/15/36	5,325	5,661,647
Lubbock Cooper ISD Texas, GO, School Building (AGC), 5.75%, 2/15/42	2,300	2,481,102

Municipal Bonds	Par (000)	Value

Texas (concluded)
North Texas Tollway Authority, RB, System, First Tier, Series K-1 (AGC), 5.75%, 1/01/38	$12,400	$13,429,572
North Texas Tollway Authority, Refunding RB, System, First Tier, Series A:
(AGC), 5.75%, 1/01/40	7,000	7,524,510
(NPFGC), 5.13%, 1/01/28	17,500	18,014,500
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A (AGC), 6.50%, 7/01/37	1,770	1,971,815

		90,046,716

Utah — 1.5%
City of Riverton Utah, RB, IHC Health Services Inc., 5.00%, 8/15/41	7,795	7,938,506

Virginia — 0.9%
Virginia Public School Authority, RB, School Financing, 6.50%, 12/01/35	4,300	4,991,397

Total Municipal Bonds – 138.5%		736,800,925

Municipal Bonds Transferred to Tender Option Bond Trusts (b)

California — 2.0%
California State University, Refunding RB, Systemwide, Series A (AGM), 5.00%, 11/01/32	7,960	8,075,977
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	2,400	2,442,000

		10,517,977

District of Columbia — 0.7%
District of Columbia Water & Sewer Authority, RB, Series A, 6.00%, 10/01/35	3,381	3,822,521

Florida — 5.9%
City of Jacksonville Florida, RB, Better Jacksonville (NPFGC), 5.00%, 10/01/27	10,000	10,265,300
Hillsborough County Aviation Authority, RB, Series A, AMT (AGC), 5.50%, 10/01/38	10,657	10,827,053
Lee County Housing Finance Authority, RB, Multi-County Program, Series A-2, AMT (GNMA), 6.00%, 9/01/40	5,595	6,117,014
Manatee County Housing Finance Authority, RB, Series A, AMT (GNMA), 5.90%, 9/01/40	4,253	4,459,548

		31,668,915

4	BLACKROCK MUNIHOLDINGS INSURED INVESTMENT FUND	MAY 31, 2010

Schedule of Investments (continued)	BlackRock MuniHoldings Insured Investment Fund (MFL)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (b)	Par (000)	Value

Indiana — 1.9%
Indiana Health & Educational Facilities Financing Authority, Refunding RB, St. Francis, Series E (AGM), 5.25%, 5/15/41	$9,850	$10,125,899

Kentucky — 0.1%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	404	438,601

Nevada — 2.7%
Clark County Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/38	8,000	8,990,560
Series B, 5.50%, 7/01/29	5,008	5,524,098

		14,514,658

New Jersey — 1.5%
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	7,532	7,800,862

New York — 1.0%
New York City Municipal Water Finance Authority, RB, Series FF-2, 5.50%, 6/15/40	4,994	5,569,638

Texas — 2.5%
City of San Antonio Texas, Refunding RB, Series A, 5.25%, 2/01/31	12,027	13,147,378

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 18.3%		97,606,449

Total Long-Term Investments (Cost – $804,920,638) – 156.8%		834,407,374

Short-Term Securities	Shares	Value

FFI Institutional Tax-Exempt Fund, 0.25% (c)(d)	16,014,344	$16,014,344

Total Short-Term Securities (Cost – $16,014,344) – 3.0%		16,014,344

Total Investments (Cost – $820,934,982*) – 159.8%		850,421,718
Other Assets Less Liabilities – 1.3%		7,036,650
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (9.5)%		(50,734,989)
Preferred Shares, at Redemption Value – (51.6)%		(274,676,244)

Net Assets Applicable to Common Shares– 100.0%		$532,047,135

*	The cost and unrealized appreciation (depreciation) of investments as of May 31, 2010, as computed for federal income tax purposes, were as follows:

	Aggregate cost	$770,352,970

	Gross unrealized appreciation	$32,062,574
	Gross unrealized depreciation	(2,694,361)

	Net unrealized appreciation	$29,368,213

(a)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2009	Net Activity	Shares Held at May 31, 2010	Income

FFI Institutional Tax-Exempt Fund	27,005,779	(10,991,435)	16,014,344	$28,329

(d)	Represents the current yield as of report date.

BLACKROCK MUNIHOLDINGS INSURED INVESTMENT FUND	MAY 31, 2010	5

Schedule of Investments (concluded)	BlackRock MuniHoldings Insured Investment Fund (MFL)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of May 31, 2010 in determining the fair valuation of the Fund’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Long-Term Investments[1]	—	$834,407,374	—	$834,407,374
Short-Term Securities	$16,014,344	—	—	16,014,344

Total	$16,014,344	$834,407,374	—	$850,421,718

[1]	See above Schedule of Investments for values in each state or political subdivision.

6	BLACKROCK MUNIHOLDINGS INSURED INVESTMENT FUND	MAY 31, 2010

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Insured Investment Fund

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock MuniHoldings Insured Investment Fund

Date: July 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Insured Investment Fund

Date: July 23, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Insured Investment Fund

Date: July 23, 2010